Restricted Cash	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
Restricted Cash
7.
Restricted cash

As at	December 31, 2022	December 31, 2021
Securities collateral	—	7,773
Captive insurance	19,044	19,240
Other	294	—
	19,338	27,013

Securities collateral is comprised of a cash balance to satisfy margin requirements on the Company’s option trading positions.

The Company has secured insurance coverage for its directors and officers through two separate captive insurance structures (note 3).